Financial Assets and Financial Liabilities	3 Months Ended
Mar. 31, 2022
Text block [abstract]
Financial Assets and Financial Liabilities
Note 10 —Financial
Assets and Financial Liabilities
Financial assets and liabilities comprise the following:

	March 31, 2022	December 31, 2021

	(EUR’000)
Financial assets by category
Trade receivables	5,808	2,200
Other receivables (excluding VAT receivables)	8,093	12,276
Marketable securities	309,542	343,358
Cash and cash equivalents	755,643	446,267

Financial assets measured at amortized cost	1,079,086	804,101

Total financial assets	1,079,086	804,101

Classified in the statement of financial position
Non-current assets	88,309	109,369
Current assets	990,777	694,732

Total financial assets	1,079,086	804,101

	March 31, 2022	December 31, 2021

	(EUR’000)
Financial liabilities by category
Borrowings
Convertible senior notes	365,562	—
Lease liabilities	108,100	104,961
Trade payables and accrued expenses	70,683	59,417

Financial liabilities measured at amortized cost	544,345	164,378

Derivative liabilities	141,379	—

Financial liabilities measured at fair value through profit or loss	141,379	—

Total financial liabilities	685,724	164,378

Classified in the statement of financial position
Non-current liabilities	606,115	97,966
Current liabilities	79,609	66,412

Total financial liabilities	685,724	164,378

Marketable Securities
Marketable securities are measured at amortized cost, and fair values are determined based on quoted market prices or for marketable securities with short-term and infrequent market trades on mathematical calculations applying observable inputs (Level 1 or 2 in the fair value hierarchy).
The composition of the portfolio is specified in the following table:

	March 31, 2022		December 31, 2021
	Carrying amount	Fair value	Carrying amount	Fair value

	(EUR’000)
Marketable securities
U.S. Government bonds	89,376	88,341	95,408	95,211
Commercial papers	—	—	2,207	2,207
Corporate bonds	200,806	199,189	226,771	226,379
Agency bonds	19,360	19,198	18,972	18,934

Total marketable securities	309,542	306,728	343,358	342,731

Classified based on maturity profiles
Non-current assets	86,487	84,909	107,561	107,175
Current assets	223,055	221,819	235,797	235,556

Total marketable securities	309,542	306,728	343,358	342,731

Specified by rate structure
Fixed rate	293,837	291,035	323,176	322,556
Floating rate	15,705	15,693	17,975	17,968
Zero-coupon	—	—	2,207	2,207

Total marketable securities	309,542	306,728	343,358	342,731

Specified by investment grade credit rating
High grade	127,447	126,100	144,307	144,030
Upper medium grade	179,921	178,472	196,909	196,566
Lower medium grade	2,174	2,156	2,142	2,135

Total marketable securities	309,542	306,728	343,358	342,731

The Company’s marketable securities are all denominated in U.S. Dollars. At March 31, 2022 and December 31, 2021, the portfolio had
a weighted average duration of 5.7 and 5.8 months for current positions, and 15.5 and 16.7 months for non-current
positions, respectively. At March 31, 2022 and December 31, 2021, the entire portfolio had
a weighted average duration of 8.4 months and 9.2 months, respectively.
All marketable securities have investment grade ratings, and accordingly, the risk from probability of default is low. The risk of expected credit loss over marketable securities has been considered, including the hypothetical impact arising from the probability of default which is considered in conjunction with the expected loss given default from securities with similar credit ratings and attributes. This assessment did not reveal a material expected credit loss, and accordingly, no provision for expected credit loss has been recognized.
Convertible Senior Notes
On March 29, 2022 (trade date, March 25, 2022) the Company issued an aggregate principal amount of $575.0 million of fixed rate 2.25% convertible senior notes (“convertible notes”). The net proceeds from the offering of the convertible notes were $557.9 million (€503.3 million), after deducting the initial purchasers’ discounts and commissions and estimated offering expenses. The convertible notes rank equally in right of payment with all of existing and future senior unsecured indebtedness. Unless earlier converted or redeemed the convertible notes will mature on April 1, 2028.
The convertible notes will accrue interest at a rate of 2.25% per annum, payable semi-annually in arrears on April 1 and October 1 of each year, beginning on October 1, 2022. At any time before the close of business on the second scheduled trading day immediately before the maturity date, noteholders may convert their convertible notes at their option into the Company’s ordinary shares represented by ADSs, together, if applicable, with cash in lieu of any fractional ADS, at the then-applicable conversion rate. The initial conversion rate is 6.0118 ADSs per $1,000 principal amount of convertible notes, which represents an initial conversion price of $166.34 per ADS. The conversion rate and conversion price will be subject to customary adjustments upon the occurrence of certain events.

The convertible notes will be optionally redeemable, in whole or in part (subject to certain limitations), at the Company’s option at any time, and from time to time, on or after April 7, 2025, but only if the last reported sale price per ADS exceeds 130% of the conversion price on (i) each of at least 20 trading days, whether or not consecutive, during the 30 consecutive trading days ending on, and including, the trading day immediately before the date the Company sends the related optional redemption notice; and (ii) the trading day immediately before the date the Company sends such notice.
On March 31, 2022, the carrying amount of the convertible notes were €365.6 million, and the fair value was
approximately €379.8
million. Fair value cannot be
measured
based on quoted
prices
in active markets, or other observable input, and accordingly the fair value was estimated by using an estimated market rate for an equivalent non-convertible instrument, and by excluding transaction costs (Level 3 in the fair value hierarchy).
Derivative Liabilities
Derivative liabilities relate to foreign currency conversion options embedded in the convertible notes.
Fair value cannot be measured based on quoted prices in active markets, or other observable input, and accordingly, derivative liabilities are measured by use of valuation techniques in form of the Black-Scholes Option Pricing model (Level 3 in the fair value hierarchy). Fair value of the options is calculated, applying following assumptions: (1) conversion price; (2) own share price at the reporting date;
(3) maturity of the options; (4) a risk-free interest rate equaling the effective interest rate on a U.S. government bond with the same lifetime as the maturity of the options; (5) no payment of dividends;
and (6) an expected volatility using the Company’s own share price
(47.98 as of March 2022).
Derivative liabilities were recognized on March 25, 2022, at the initial fair value of €142.5 million. For the three months ended March 31, 2022, remeasurement gains recognized in the unaudited condensed consolidated interim statement of profit or loss was €1.1 million.
Sensitivity Analysis
On March 31, 2022, all other inputs and assumptions held
constant
, a 10% increase in
volatility
,
will increase the fair value of derivative liabilities by approximately €15.5 million and indicates a decrease in profit or loss and equity before tax. Similarly, a 10%
decrease in volatility indicates the opposite impact.
Similarly, on March 31, 2022, all other inputs and assumptions held constant, a 10% increase in the share price, will increase the fair value of derivative liabilities by approximately €23.6 million and indicates a decrease in profit or loss and equity before tax. Similarly, a 10% decrease in the share price indicates the opposite impact.
Maturity Analysis
Maturity analysis (on an undiscounted basis) for
non-derivative
financial liabilities recognized in the unaudited condensed consolidated statements of financial position at March 31, 2022 is specified below.

	< 1 year	1-5 years	>5 years	Total contractual cash-flows	Carrying amount

	(EUR’000)
March 31, 2022
Borrowings
Convertible senior notes	11,654	46,617	529,626	587,897	365,562
Lease liabilities	9,079	53,620	66,995	129,694	108,100
Trade payables and accrued expenses	70,683	—	—	70,683	70,683

Total financial liabilities	91,416	100,237	596,621	788,274	544,345